Staff costs (Tables)	12 Months Ended
Dec. 31, 2024
Staff costs
Schedule of staff costs

	2024	2023*	2022*
Wages and salaries	243,629	176,815	172,163
Social charges and insurances	26,843	19,572	19,362
Value of share-based services (note 15)	17,544	29,921	49,241
Retirement benefit (note 21)	(45,425)	12,219	12,320
Total staff costs	242,591	238,527	253,086